Subsequent events (Details Narrative) - USD ($)	1 Months Ended
	Feb. 26, 2026	Jan. 23, 2026	Sep. 26, 2025	Feb. 27, 2026	Jan. 29, 2026	Dec. 31, 2025	Sep. 23, 2025	Dec. 31, 2024	Jan. 16, 2024
Statement [Line Items]
Accounts payable and accrued liabilities						$ 2,999,000		$ 1,390,000
Total cash consideration			$ 55,950,000
Revolving credit facility, amount						$ 75,000	$ 40,000		$ 15,000
Events after the reporting period [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	$ 140,000
Amendment fee		$ 1,000,000
Cash paid	320,000
Total cash consideration	$ 460,000
Quarterly dividend price				$ 0.015
Revolving credit facility, amount					$ 6,700,000